UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-05970

Cash Account Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  4/30

Date of reporting period:  1/31/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2012 (Unaudited)

Cash Account Trust-Government & Agency Securities Portfolio
	Principal Amount ($)	Value ($)
Commercial Paper 1.4%
Issued at Discount *
Straight-A Funding LLC:
144A, 0.19%, 4/10/2012	38,000,000	37,986,162
144A, 0.19%, 2/13/2012	15,000,000	14,999,050

Total Commercial Paper (Cost $52,985,212)		52,985,212
Government & Agency Obligations 53.5%
U.S. Government Sponsored Agencies 45.3%
Federal Farm Credit Bank:
0.179% *, 10/25/2012	8,000,000	7,989,320
0.212% **, 5/18/2012	165,000,000	164,997,556
Federal Home Loan Bank:
0.001% *, 2/1/2012	113,500,000	113,500,000
0.003% *, 2/22/2012	30,000,000	29,999,948
0.012% *, 2/3/2012	100,000,000	99,999,972
0.02% *, 3/14/2012	6,585,000	6,584,846
0.039% *, 4/13/2012	37,500,000	37,497,000
0.04% *, 4/9/2012	38,000,000	37,997,129
0.044% *, 3/28/2012	100,000,000	99,993,000
0.048% *, 2/3/2012	100,000,000	99,999,667
0.09%, 5/4/2012	50,000,000	49,997,956
0.13%, 5/15/2012	30,000,000	29,995,501
0.14%, 9/10/2012	25,000,000	24,995,716
0.159% *, 11/1/2012	17,000,000	16,979,298
0.16%, 3/30/2012	34,025,000	34,023,199
0.16%, 4/2/2012	28,500,000	28,498,905
0.16%, 4/30/2012	37,500,000	37,497,474
0.16% *, 11/9/2012	25,000,000	24,968,667
0.16% *, 11/13/2012	20,000,000	19,974,578
0.2%, 11/19/2012	15,000,000	15,005,054
0.23%, 8/24/2012	15,000,000	15,003,483
0.27% **, 5/17/2013	38,000,000	38,000,000
0.28% **, 4/5/2013	22,500,000	22,497,305
0.28% **, 4/12/2013	22,000,000	21,997,339
Federal Home Loan Mortgage Corp.:
0.055% *, 5/21/2012	28,650,000	28,645,185
0.07% *, 7/10/2012	50,000,000	49,984,444
0.097% *, 2/23/2012	100,000,000	99,993,889
0.1% *, 7/11/2012	32,500,000	32,485,465
0.1% *, 10/2/2012	15,000,000	14,989,833
0.25% **, 2/16/2012	70,000,000	70,001,043
1.125%, 4/25/2012	18,185,000	18,223,801
Federal National Mortgage Association:
0.03% *, 4/16/2012	75,000,000	74,995,313
0.059% *, 5/7/2012	50,000,000	49,992,000
0.07% *, 6/18/2012	30,000,000	29,991,950
0.094% *, 2/13/2012	50,000,000	49,998,333
0.094% *, 4/18/2012	12,000,000	11,997,562
0.1% *, 10/15/2012	25,000,000	24,982,153
0.133% *, 2/17/2012	50,000,000	49,996,889
0.14% *, 1/2/2013	20,000,000	19,973,867
0.145% *, 3/1/2012	50,000,000	49,993,958
0.159% *, 10/1/2012	10,000,000	9,989,200
0.189% *, 10/1/2012	17,500,000	17,477,556

		1,781,705,354
U.S. Treasury Obligations 8.2%
U.S. Treasury Notes:
0.375%, 8/31/2012	36,700,000	36,747,692
0.625%, 6/30/2012	14,685,000	14,715,293
0.625%, 7/31/2012	78,000,000	78,194,059
0.75%, 5/31/2012	36,700,000	36,779,002
1.375%, 10/15/2012	36,000,000	36,308,468
1.375%, 11/15/2012	25,000,000	25,245,988
4.5%, 4/30/2012	50,000,000	50,539,631
4.75%, 5/31/2012	37,500,000	38,075,284
4.875%, 6/30/2012	7,343,000	7,486,096

		324,091,513

Total Government & Agency Obligations (Cost $2,105,796,867)		2,105,796,867
Repurchase Agreements 43.2%
BNP Paribas, 0.12%, dated 1/27/2012, to be repurchased at $250,005,833 on 2/3/2012 (a)	250,000,000	250,000,000
BNP Paribas, 0.19%, dated 1/31/2012, to be repurchased at $450,002,375 on 2/1/2012 (b)	450,000,000	450,000,000
BNP Paribas, 0.22%, dated 1/31/2012, to be repurchased at $329,317,268 on 2/1/2012 (c)	329,315,256	329,315,256
JPMorgan Securities, Inc., 0.21%, dated 1/31/2012, to be repurchased at $104,000,607 on 2/1/2012 (d)	104,000,000	104,000,000
Merrill Lynch & Co., Inc., 0.18%, dated 1/31/2012, to be repurchased at $28,180,537 on 2/1/2012 (e)	28,180,396	28,180,396
Merrill Lynch & Co., Inc., 0.22%, dated 1/31/2012, to be repurchased at $27,000,165 on 2/1/2012 (f)	27,000,000	27,000,000
Morgan Stanley & Co., Inc., 0.18%, dated 1/31/2012, to be repurchased at $150,000,750 on 2/1/2012 (g)	150,000,000	150,000,000
The Goldman Sachs & Co., 0.14%, dated 1/27/2012, to be repurchased at $114,003,103 on 2/3/2012 (h)	114,000,000	114,000,000
The Goldman Sachs & Co., 0.21%, dated 1/31/2012, to be repurchased at $250,001,458 on 2/1/2012 (i)	250,000,000	250,000,000

Total Repurchase Agreements (Cost $1,702,495,652)		1,702,495,652

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $3,861,277,731) †	98.1	3,861,277,731
Other Assets and Liabilities, Net	1.9	75,619,888

Net Assets	100.0	3,936,897,619

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Annualized yield at time of purchase; not a coupon rate.
**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of January 31, 2012.

†	The cost for federal income tax purposes was $3,861,277,731.
(a)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
24,840,000	Federal Farm Credit Bank	0.19-5.85	2/13/2012-6/24/2025	25,804,528
48,265,000	Federal Home Loan Bank	Zero Coupon-6.7	2/6/2012-7/15/2036	51,163,683
29,991,000	Federal Home Loan Mortgage Corp.	Zero Coupon-6.75	2/10/2012-3/15/2031	31,845,408
183,725,000	Federal National Mortgage Association	Zero Coupon-10.35	2/16/2012-2/9/2040	146,186,669
Total Collateral Value				255,000,288

(b)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
441,266,400	U.S. Treasury Bill	Zero Coupon	4/5/2012	441,225,803
17,725,900	U.S. Treasury Note	0.375	7/31/2013	17,774,292
Total Collateral Value				459,000,095

(c)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
16,955,000	Federal Home Loan Bank	0.33-4.4	7/16/2012-6/22/2026	17,069,599
434,270,000	Federal Home Loan Mortgage Corp.	Zero Coupon-6.25	2/10/2012-7/13/2037	313,941,093
9,100,000	Federal Home Loan Mortgage Corp. STRIPS	Zero Coupon	9/15/2029	4,891,341
Total Collateral Value				335,902,033

(d)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
782,745,726	Federal Home Loan Mortgage Corp.-Interest Only	3.0-9.0	9/15/2015-6/15/2041	57,261,373
495,750,933	Federal National Mortgage Association- Interest Only	1.18-6.5	3/25/2018-7/25/2050	48,819,014
Total Collateral Value				106,080,387

(e)	Collateralized by $26,871,400 U.S. Treasury Note, 2.25%, maturing on 7/31/2018 with a value of $28,744,068.
(f)	Collateralized by $25,992,000 Federal National Mortgage Association, with various coupon rates from 1.25-4.625%, with various maturity dates of 10/15/2014-9/28/2016 with a value of $27,540,886.
(g)	Collateralized by $142,434,655 Federal National Mortgage Association, with various coupon rates from 2.451-5.5%, with various maturity dates of 7/1/2036-9/1/2041 with a value of $153,000,000.
(h)	Collateralized by $109,033,796 Federal Home Loan Mortgage Corp.,4.0%, maturing on 1/1/2042 with a value of $116,280,000.
(i)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
77,358,321	Federal Home Loan Mortgage Corp.	3.0-4.5	11/1/2025-1/1/2042	81,463,538
161,330,385	Federal National Mortgage Association	4.0-6.5	8/1/2037-1/1/2042	173,536,463
Total Collateral Value				255,000,001

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by the fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of January 31, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Investments in Securities(j)	$—	$2,158,782,079	$—	$2,158,782,079
Repurchase Agreements	—	1,702,495,652	—	1,702,495,652
Total	$—	$3,861,277,731	$—	$3,861,277,731

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended January 31, 2012.
(j)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Government & Agency Securities Portfolio, a series of Cash Account Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	March 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	March 21, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 21, 2012